Note 2 – Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Note 2 – Summary of Significant Accounting Policies (Details) [Line Items]
Cash Equivalents, at Carrying Value (in Dollars)	$ 0	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	0	0	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax (in Dollars)	$ 276,798	$ 40,646	$ 104,720	$ (26,841)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0	0
2007 Incentive Plan [Member]
Note 2 – Summary of Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0	0	0